Exhibit 1

BSPRT 2019-FL5 Issuer, Ltd.

Report To:

BSPRT 2019-FL5 Issuer, Ltd.

BSPRT 2019-FL5 Co-Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P.

Benefit Street Partners Realty Trust, Inc.

Credit Suisse Securities (USA) LLC

Wells Fargo Securities, LLC

10 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BSPRT 2019-FL5 Issuer, Ltd.

BSPRT 2019-FL5 Co-Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P.

Benefit Street Partners Realty Trust, Inc.

1345 Avenue of the Americas, Suite 32A

New York, New York 10105

Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010
Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re: BSPRT 2019-FL5 Issuer, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist BSPRT 2019-FL5 Issuer, Ltd. (the “Issuer”) with respect to certain information relating to the Collateral Interests (as defined in Attachment A) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Benefit Street Partners Realty Operating Partnership, L.P. (“Benefit Street”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Collateral Interests, which contain various source documents (the “Source Documents”) relating to the Collateral Interests and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Collateral Interests (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Benefit Street, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Benefit Street, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Benefit Street, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Interests conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Interests,
iii.	Whether the originator of the Collateral Interests complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 May 2019

Attachment A Page 1 of 19

Background

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of 42 floating rate commercial real estate mortgage whole loans, participation(s) of whole loans or mezzanine loans (the “Collateral Interests”) each secured by a first-lien mortgage or deed-of-trust on one or more commercial, multifamily or manufactured housing community properties (the “Mortgaged Properties”),
b.	The Collateral Interests are comprised of:
i.	40 commercial real estate mortgage whole loans, participation(s) of whole loans or mezzanine loans (the “Mortgage Loans”) that Benefit Street, on behalf of the Issuer, indicated had closed as of 9 May 2019 (the “Reference Date”) and
ii.	Two commercial real estate mortgage whole loans (the “Delayed Close Mortgage Loans”) that Benefit Street, on behalf of the Issuer, indicated had not closed as of the Reference Date,
c.	The Mortgage Loans are comprised of:
i.	38 commercial real estate mortgage whole loans or participation(s) of whole loans,
ii.	One mortgage loan identified on the Data Files as “The Sphere” (“The Sphere Mortgage Loan”), which is comprised of a fully-funded senior pari passu participation and a fully-funded junior pari passu participation and
iii.	A senior mezzanine loan (the “Senior Mezzanine Loan”),
d.	With respect to 19 Mortgage Loans, there exists one or more fully funded pari-passu participation interests (the “Non-Trust Pari Passu Participations”) which will not be assets of the Issuer as of the settlement date of the securitization transaction,
e.	With respect to two Mortgage Loans, there exists a fully funded junior participation interest (each, a “Non-Trust Junior Participation”) which will not be assets of the Issuer as of the settlement date of the securitization transaction,
f.	With respect to 29 Mortgage Loans, there exist pari-passu interests (each, a “Future Funding Participation”) that are unfunded as the Reference Date, which will not be assets of the Issuer as of the settlement date of the securitization transaction, and which evidence the amount of certain future advances which may be made subsequent to the settlement date of the securitization transaction and
g.	With respect to one Mortgage Loan, there exists a B-Note (the “Non-Trust B-Note”), which will not be an asset of the Issuer as of the settlement date of the securitization transaction.

For the purpose of the procedures described in this report:

a.	Each Mortgage Loan, together with the corresponding Non-Trust Pari Passu Participation(s), and/or Future Funding Participation, if any, is hereinafter referred to as the “Committed Loan” and
b.	Each Committed Loan, together with the corresponding Non-Trust Junior Participation and/or Non-Trust B-Note, if any, is hereinafter referred to as the “Commercial Real Estate Loan.”

Attachment A Page 2 of 19

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, instructed us to perform no procedures on the Delayed Close Mortgage Loans. For the avoidance of doubt, we performed the procedures described in this report only on the Mortgage Loans and we performed no procedures on the Delayed Close Mortgage Loans.

Procedures performed and our associated findings

1.	Benefit Street, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Benefit Street, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Collateral Interests, Non-Trust Pari Passu Participations, Non-Trust Junior Participations, Future Funding Participations, Non-Trust B-Note, Committed Loans and Commercial Real Estate Loans as of the as of the Reference Date and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each applicable Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by Benefit Street, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

The Source Document(s) that we were instructed by Benefit Street, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Benefit Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 3 of 19

2.	As instructed by Benefit Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Benefit Street. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, Benefit Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Benefit Street, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Collateral Interests, Non-Trust Pari Passu Participations, Non-Trust Junior Participations, Future Funding Participations, Non-Trust B-Note, Committed Loans and Commercial Real Estate Loans as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Months) and
ii.	Fully Extended Loan Term (Original)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	For each of the Mortgage Loans (except for the Mortgage Loan identified on the Final Data File as “Best Western Gateway Grand” (the “Best Western Gateway Grand Mortgage Loan”), which is described in the succeeding paragraph of this Item 6.), all of which have the “Amortization Type” characteristic as “Interest Only” on the Final Data File (the “Interest-Only Mortgage Loans”), Benefit Street, on behalf of the Issuer, instructed us to use the “Original Loan Term (Months)” of each Interest-Only Mortgage Loan, as shown on the Final Data File, for the “Original IO Term (Months)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 19

6. (continued)

For the Best Western Gateway Grand Mortgage Loan, which has the “Amortization Type” characteristic as “Amortizing on a fixed payment schedule of $11,085” and for which the loan agreement Source Document indicates that the borrower is required to make monthly principal payments commencing on the “First Payment Date” through and including the “Initial Maturity Date,” both as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use “0” for the “Original IO Term (Months)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the difference of the:
a.	Whole loan origination balance, as shown in the loan agreement Source Document and
b.	Sum of the:
i.	Future Funding Participation Cut-off Date Balance ($),
ii.	Pari Passu Debt Amount ($) and
iii.	Current Subordinate Additional Debt,

as applicable, all as shown on the Final Data File, of each Interest-Only Mortgage Loan, we recalculated the “Collateral Interest Cut-off Date Balance ($)” of each Interest-Only Mortgage Loan.

For the Best Western Gateway Grand Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Commercial Real Estate Loan Cut-off Date Commitment ($)” (as defined in Item 8.) of the Best Western Gateway Grand Mortgage Loan, as shown on the Final Data File, for the “Collateral Interest Cut-off Date Balance ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed to allocate the “Collateral Interest Cut-off Date Balance ($)” to each related Underlying Property in accordance to the Multiple Property Loan Calculation Methodologies.

8.	Using the:
a.	Collateral Interest Cut-Off Date Balance ($),
b.	Future Funding Participation Commitment ($),
c.	Pari Passu Debt Amount ($) and
d.	Current Subordinate Additional Debt

as applicable, of each Interest-Only Mortgage Loan (except for the Mortgage Loan identified on the Final Data File as “3 Gateway Center” (the “3 Gateway Center Mortgage Loan”)), all as shown on the Final Data File, we recalculated the “Commercial Real Estate Loan Cut-off Date Commitment ($)” of each Interest-Only Mortgage Loan (except for the 3 Gateway Center Mortgage Loan).

Attachment A Page 5 of 19

8. (continued)

For the Best Western Gateway Grand Mortgage Loan, the loan agreement Source Document indicates that:

a.	The borrower is required to remit payments of interest on each payment date from the “First Payment Date” through and including the “Initial Maturity Date,” both as shown on the Final Data File, and
b.	The borrower is required to remit payments (each, a “Best Western Gateway Grand Mortgage Loan Monthly Amortization Amount”) of principal in the amount of $11,085 on each payment date from the “First Payment Date” through and including the “Initial Maturity Date,” both as shown on the Final Data File.

For the purpose of recalculating the “Commercial Real Estate Loan Cut-off Date Commitment ($)” characteristic for the Best Western Gateway Grand Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the difference between the:

a.       “Collateral Interest Initial Funded Amount ($)”, as shown on the Final Data File, and

b.       Product of the:

i.	Best Western Gateway Grand Mortgage Loan Monthly Amortization Amount, as described above, and
ii.	Number of payment dates from and including the “First Payment Date,” as shown on the Final Data File, through and including the Reference Date.

For the 3 Gateway Center Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “$43,384,681” for the “Commercial Real Estate Loan Cut-off Date Commitment ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed to allocate the “Commercial Real Estate Loan Cut-off Date Commitment ($)”to each related Underlying Property in accordance to the Multiple Property Loan Calculation Methodologies.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 8.

9.	For each Interest-Only Mortgage Loan and Underlying Property, Benefit Street, on behalf of the Issuer, instructed us to use the “Commercial Real Estate Loan Cut-off Date Commitment ($)” of each Interest-Only Mortgage Loan and Underlying Property, as applicable, as shown on the Final Data File, for the “Commercial Real Estate Loan Balloon Payment ($)” characteristic for each Interest-Only Mortgage Loan and Underlying Property, as applicable. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 19

9. (continued)

For the purpose of recalculating the “Commercial Real Estate Loan Balloon Payment ($)” characteristic for the Best Western Gateway Grand Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the difference between the:

a.	“Collateral Interest Initial Funded Amount ($),” as shown on the Final Data File, and
b.	Product of the:
i.	Best Western Gateway Grand Mortgage Loan Monthly Amortization Amount, as described in Item 8. above, and
ii.	Number of payment dates from and including the “First Payment Date” through and including the “Initial Maturity Date,” both as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 9.

10.	Using the:
a.	Gross Margin,
b.	Index Floor and
c.	Index Cap Strike Rate

of each Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 2.47800% that was provided by Benefit Street, on behalf of the Issuer, we recalculated the “Collateral Interest Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For certain Mortgage Loans, the loan agreement Source Document contains the following defined term:

“Adjusted LIBOR Rate” shall mean, with respect to the applicable Interest Period, the quotient of (i) LIBOR applicable to such Interest Period, divided by (ii) one (1) minus the

Reserve Percentage.

For the avoidance of doubt, Benefit Street, on behalf of the Issuer, instructed us to use a LIBOR assumption of 2.47800% and disregard any reference to the “Adjusted LIBOR Rate” in the loan agreement Source Document for the purpose of recalculating the “Collateral Interest Interest Rate.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item 10.

10. (continued)

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Collateral Interest Interest Rate” of each Multiple Property Loan as the value for

Attachment A Page 7 of 19

the “Collateral Interest Interest Rate” characteristic for each of the Underlying Properties associated with such Multiple Property Loan.

11.	Using the:
a.	Collateral Interest Cut-Off Date Balance ($),
b.	Collateral Interest Interest Rate and
c.	Interest Accrual Method

of each Interest-Only Mortgage Loan, all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 11., we recalculated the “Annual Debt Service ($)” of each Interest-Only Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product of:

a.	The “Collateral Interest Cut-Off Date Balance ($),” as shown on the Final Data File,
b.	The “Collateral Interest Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service ($)” of the Best Western Gateway Grand Mortgage Loan as the sum of the:

a.	Product of:
i.	The “Collateral Interest Cut-Off Date Balance ($),” as shown on the Final Data File,
ii.	The “Collateral Interest Interest Rate,” as shown on the Final Data File and
iii.	365/360 and
b.	Best Western Gateway Grand Mortgage Loan Monthly Amortization Amount, as described in Item 8. above, times 12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item 11.

Attachment A Page 8 of 19

12.	Using the:
a.	Seasoning,
b.	Original Loan Term (Months) and
c.	Fully Extended Loan Term (Original)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term (Months) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the “Collateral Interest Cut-Off Date Balance ($)” of the Collateral Interests and Underlying Properties, as applicable, as shown on the Final Data File, we recalculated the “% of Aggregate Collateral Interest Cut-off Date Balance” of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.              Using:

a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 14.,

we recalculated the:

i.	Cut-off Date Balance As-Is LTV,
ii.	Committed Cut-off Balance Stabilized LTV,
iii.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
iv.	Commercial Real Estate Loan Cut-off Date Balance Stabilized LTV and

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Collateral Interest Cut-Off Date Balance ($) and
ii.	Pari Passu Debt Amount ($)

characteristics, as applicable, both as shown on the Final Data File (and adjusted as described in the succeeding paragraph of this Item 14., as applicable), to recalculate the “Cut-off Balance Date As-Is LTV” characteristic for each Mortgage Loan and

b.	Use the “As-Is Appraised Value” to recalculate the “Committed Cut-off Date Balance Stabilized LTV” for each Mortgage Loan that has the “Stabilized Appraised Value” characteristic as “NAP,” as shown on the Final Data File.

Attachment A Page 9 of 19

14. (continued)

For the purpose of recalculating the “Cut-off Date Balance As-Is LTV” characteristic for the Mortgage Loan identified on the Final Data File as “Villa Toscana” (the “Villa Toscana Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to decrease the “Collateral Interest Cut-Off Date Balance ($)” by $2,610,525, which represents the required renovation funds, as described in the applicable Source Document.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the “Commercial Real Estate Loan Cut-off Date Commitment ($)” (and adjusted as described in the succeeding paragraphs of this Item 14., as applicable), to recalculate the “Commercial Real Estate Loan Cut-off Date Balance As-Is LTV” characteristic for each Mortgage Loan and
b.	Use the “As-Is Appraised Value” to recalculate the “Commercial Real Estate Loan Cut-off Date Balance Stabilized LTV” for each Mortgage Loan that has the “Stabilized Appraised Value” characteristic as “NAP,” as shown on the Final Data File.

For the purpose of recalculating the “Commercial Real Estate Loan Cut-off Date Balance As-Is LTV” characteristic for the Villa Toscana Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to decrease the “Commercial Real Estate Loan Cut-Off Date Commitment ($)” by $2,610,525, which represents the remaining balance of the required renovation funds, as described in the applicable Source Document.

For each Mortgage Loan, which has the “Current Subordinate Additional Debt” characteristic as “NAP,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for the “Commercial Real Estate Loan Cut-off Date Balance As-Is LTV” characteristic.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the:

a.	Cut-off Date Balance As-Is LTV,
b.	Committed Cut-off Balance Stabilized LTV,
c.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
d.	Commercial Real Estate Loan Cut-off Date Balance Stabilized LTV

characteristics to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance As-Is LTV,
b.	Committed Cut-off Balance Stabilized LTV,
c.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
d.	Commercial Real Estate Loan Cut-off Date Balance Stabilized LTV

for the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 10 of 19

14. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 14.

15.	Using the:
a.	Collateral Interest Cut-Off Date Balance ($),
b.	Pari Passu Debt Amount ($),
c.	Collateral Interest Interest Rate and
d.	Interest Accrual Method

of each Interest-Only Mortgage Loan, all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 15., we calculated the annual debt service amount for the Collateral Interest (such amount, the  “Collateral Interest Annual Debt Service ($)”) related to each Interest-Only Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to calculate the “Collateral Interest Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product of:

i.	The sum of the:
(a)	Collateral Interest Cut-Off Date Balance ($) and
(b)	Pari Passu Debt Amount ($),

both as shown on the Final Data File,

ii.	The “Collateral Interest Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the Best Western Gateway Grand Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to use the “Annual Debt Service ($)” of the Best Western Gateway Grand Mortgage Loan, as shown on the Final Data File, for the “Collateral Interest Annual Debt Service ($).”

16.	Using the:
a.	Collateral Interest Cut-Off Date Balance ($),
b.	Pari Passu Debt Amount ($),
c.	Current Subordinate Additional Debt,
d.	Future Funding Participation Cut-off Date Balance ($),
e.	Collateral Interest Interest Rate and
f.	Interest Accrual Method

of each Interest-Only Mortgage Loan, all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 16., we calculated the annual debt service amount for the Commercial Real Estate Loan (such amount, the “Commercial Real Estate Loan Cut-off Balance Annual Debt Service”) related to each Interest-Only Mortgage Loan.

Attachment A Page 11 of 19

16. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to calculate the “Commercial Real Estate Loan Cut-off Balance Annual Debt Service” of each Interest-Only Mortgage Loan as the product of:

i.	The sum of the:
(a)	Collateral Interest Cut-Off Date Balance ($),
(b)	Pari Passu Debt Amount ($),
(c)	Current Subordinate Additional Debt and
(d)	Future Funding Participation Cut-off Date Balance ($),

all as shown on the Final Data File,

ii.	The “Collateral Interest Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the Best Western Gateway Grand Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Annual Debt Service ($)”, as shown on the Final Data File, for the “Commercial Real Estate Loan Cut-off Balance Annual Debt Service.”

17.	Using the:
a.	Collateral Interest Cut-Off Date Balance ($),
b.	Pari Passu Debt Amount ($),
c.	Future Funding Participation Cut-off Date Balance ($),
d.	Collateral Interest Interest Rate and
e.	Interest Accrual Method

of each Interest-Only Mortgage Loan, all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 17., we calculated the annual debt service for the Committed Loan (such amount, the “Committed Loan Interest Annual Debt Service ($)”) related to each Interest-Only Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to calculate the “Committed Loan Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product of:

i.	The sum of the:
(a)	Collateral Interest Cut-Off Date Balance ($),
(b)	Pari Passu Debt Amount ($) and
(c)	Future Funding Participation Cut-off Date Balance ($),

all as shown on the Final Data File

ii.	The “Collateral Interest Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the Best Western Gateway Grand Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Annual Debt Service ($)” of the Best Western Gateway Grand Mortgage Loan, as shown on the Final Data File, for the “Committed Loan Annual Debt Service ($).”

Attachment A Page 12 of 19

18.	Using:
a.	Information on the Final Data File,
b.	Information calculated as described in Items 15., 16. and 17. above,
c.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
d.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 18.,

we recalculated the:

i.	Cut-off Date Balance U/W NOI DSCR,
ii.	Cut-off Date Balance U/W NCF DSCR,

iii.         Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,

iv.         Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,

v.          Commercial Real Estate Loan Cut-off Balance U/W Stabilized NOI DSCR,

vi.         Commercial Real Estate Loan Cut-off Balance U/W Stabilized NCF DSCR,

vii.	Committed Balance U/W Stabilized NOI DSCR,
viii.	Committed Balance U/W Stabilized NCF DSCR,
ix.	Committed Balance Appraisal Stabilized NOI DSCR and
x.	Committed Balance Appraisal Stabilized NCF DSCR

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 19

18. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the “Collateral Interest Annual Debt Service ($),” as described in Item 15. above, to recalculate the “Cut-off Date Balance U/W NOI DSCR” and “Cut-off Date Balance U/W NCF DSCR” characteristics for each Mortgage Loan,
b.	Use the “Commercial Real Estate Loan Cut-off Balance Annual Debt Service” to recalculate the:

i.         Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,

ii.        Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,

iii.       Commercial Real Estate Loan Cut-off Balance U/W Stabilized NOI DSCR,

iv.       Commercial Real Estate Loan Cut-off Balance U/W Stabilized NCF DSCR

characteristics for each Mortgage Loan,

c.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR” and “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR” for each Mortgage Loan with the corresponding “Current Subordinate Additional Debt” characteristic as “NAP,” as shown on the Final Data File,
d.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Balance U/W Stabilized NOI DSCR” and “Commercial Real Estate Loan Cut-off Balance U/W Stabilized NCF DSCR” for each Mortgage Loan with the corresponding “Current Subordinate Additional Debt” characteristic as “NAP,” as shown on the Final Data File,
e.	Use the “Committed Loan Interest Annual Debt Service ($)” to recalculate the:
i.	Committed Balance U/W Stabilized NOI DSCR,
ii.	Committed Balance U/W Stabilized NCF DSCR,
iii.	Committed Balance Appraisal Stabilized NOI DSCR and
iv.	Committed Balance Appraisal Stabilized NCF DSCR

characteristics for each Mortgage Loan,

f.	Use “NAP” for the “Committed Balance Appraisal Stabilized NOI DSCR” for each Committed Mortgage Loan with the corresponding “Appraisal Stabilized NOI ($)” characteristic as “NAP,” as shown on the Final Data File, and
g.	Use “NAP” for the “Committed Balance Appraisal Stabilized NCF DSCR” for each Committed Mortgage Loan with the corresponding “Appraisal Stabilized NCF ($)” characteristic as “NAP,” as shown on the Final Data File.

Attachment A Page 14 of 19

18. (continued)

For the Mortgage Loans identified on the Final Data File as:

a.	The Drake Senior Mezzanine Loan,
b.	The Drake Mortgage Loan,
c.	DealPoint Merrill Self-Storage – Sacramento,
d.	CVS Portfolio - WI & RI,
e.	Dr. Wilkinson's Hot Springs Resort Hotel,
f.	The Sphere,
g.	Fairview Estates MHC,
h.	Bradenton Self-Storage,
i.	DealPoint Merrill Self-Storage – Southgate,
j.	121 Morgan,
k.	Bushwick Evergreen Portfolio,
l.	Vernon Tower and
m.	DealPoint Merrill Self-Storage - Cleveland,

Benefit Street, on behalf of the Issuer, instructed us to use “1.00x” for the “Cut-off Date Balance U/W NOI DSCR” and “Cut-off Date Balance U/W NCF DSCR” characteristics.

For the Mortgage Loans identified on the Final Data File as “146 Fairchild” and “26 Journal Square,” Benefit Street, on behalf of the Issuer, instructed us to use “1.00x” for the “Cut-off Date Balance U/W NCF DSCR” characteristic.

For the Mortgage Loan identified on the Final Data File as “Dr. Wilkinson's Hot Springs Resort Hotel,” Benefit Street, on behalf of the Issuer, instructed us to use “1.00x” for the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR” and “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR” characteristics.

For the Mortgage Loan identified on the Final Data File as “Vernon Tower,” Benefit Street, on behalf of the Issuer, instructed us to use “1.00x” for the “Committed Balance U/W Stabilized NOI DSCR” and “Committed Balance U/W Stabilized NCF DSCR” characteristics.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance U/W NOI DSCR,
b.	Cut-off Date Balance U/W NCF DSCR,
c.	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,
d.	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,
e.	Commercial Real Estate Loan Cut-off Balance U/W Stabilized NOI DSCR,
f.	Commercial Real Estate Loan Cut-off Balance U/W Stabilized NCF DSCR,
g.	Committed Balance U/W Stabilized NOI DSCR,
h.	Committed Balance U/W Stabilized NCF DSCR,
i.	Committed Balance Appraisal Stabilized NOI DSCR and
j.	Committed Balance Appraisal Stabilized NCF DSCR

for the Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 15 of 19

18. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the:

a.	Cut-off Date Balance U/W NOI DSCR,
b.	Cut-off Date Balance U/W NCF DSCR,
c.	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,
d.	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,
e.	Commercial Real Estate Loan Cut-off Balance U/W Stabilized NOI DSCR,
f.	Commercial Real Estate Loan Cut-off Balance U/W Stabilized NCF DSCR,
g.	Committed Balance U/W Stabilized NOI DSCR,
h.	Committed Balance U/W Stabilized NCF DSCR,
i.	Committed Balance Appraisal Stabilized NOI DSCR and
j.	Committed Balance Appraisal Stabilized NCF DSCR

characteristics to two decimal places.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 18.

19.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 19.,

we recalculated the:

i.	Cut-off Date Balance U/W NOI Debt Yield,
ii.	Cut-off Date Balance U/W NCF Debt Yield,

iii.         Commercial Real Estate Loan Cut-off Balance U/W NOI Debt Yield,

iv.         Commercial Real Estate Loan Cut-off Balance U/W NCF Debt Yield,

v.          Commercial Real Estate Loan Cut-off Balance U/W Stabilized NOI Debt Yield,

vi.	Commercial Real Estate Loan Cut-off Balance U/W Stabilized NCF Debt Yield,
vii.	Committed Balance U/W Stabilized NOI Debt Yield,
viii.	Committed Balance U/W Stabilized NCF Debt Yield,
ix.	Committed Balance Appraisal Stabilized NOI Debt Yield and
x.	Committed Balance Appraisal Stabilized NCF Debt Yield

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 16 of 19

19. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the:

a.	Collateral Interest Cut-off Date Balance ($) and
b.	Pari Passu Debt Amount ($)

characteristics, as applicable, both as shown on the Final Data File, to recalculate the “Cut-off Date Balance U/W NOI Debt Yield” and “Cut-off Date Balance U/W NCF Debt Yield” characteristics for each Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to

a.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Balance U/W NOI Debt Yield” and “Commercial Real Estate Loan Cut-off Balance U/W NCF Debt Yield” for each Mortgage Loan with the corresponding “Current Subordinate Additional Debt” characteristic as “NAP,” as shown on the Final Data File, and
b.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Balance U/W Stabilized NOI Debt Yield” and “Commercial Real Estate Loan Cut-off Balance U/W Stabilized NCF Debt Yield” for each Mortgage Loan with the corresponding “Current Subordinate Additional Debt” characteristic as “NAP,” as shown on the Final Data File.

For the Mortgage Loans identified on the Final Data File as:

a.	Dr. Wilkinson's Hot Springs Resort Hotel,
b.	121 Morgan and
c.	DealPoint Merrill Self-Storage - Cleveland,

Benefit Street, on behalf of the Issuer, instructed us to use “0.0%” for the “Cut-off Date Balance U/W NOI Debt Yield” and “Cut-off Date Balance U/W NCF Debt Yield” characteristics.

For the Mortgage Loan identified on the Final Data File as “Bradenton Self-Storage,”

Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for the “Cut-off Date Balance U/W NOI Debt Yield” and “Cut-off Date Balance U/W NCF Debt Yield” characteristics.

For the Mortgage Loan identified on the Final Data File as “Dr. Wilkinson's Hot Springs Resort Hotel,” Benefit Street, on behalf of the Issuer, instructed us to use “0.0%” for the “Commercial Real Estate Loan Cut-off Balance U/W NOI Debt Yield” and “Commercial Real Estate Loan Cut-off Balance U/W NCF Debt Yield” characteristics.

Attachment A Page 17 of 19

19. (continued)

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance U/W NOI Debt Yield,
b.	Cut-off Date Balance U/W NCF Debt Yield,
c.	Commercial Real Estate Loan Cut-off Balance U/W NOI Debt Yield,
d.	Commercial Real Estate Loan Cut-off Balance U/W NCF Debt Yield,
e.	Commercial Real Estate Loan Cut-off Balance U/W Stabilized NOI Debt Yield,
f.	Commercial Real Estate Loan Cut-off Balance U/W Stabilized NCF Debt Yield,
g.	Committed Balance U/W Stabilized NOI Debt Yield,
h.	Committed Balance U/W Stabilized NCF Debt Yield,
i.	Committed Balance Appraisal Stabilized NOI Debt Yield and
j.	Committed Balance Appraisal Stabilized NCF Debt Yield

for the Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the:

a.	Cut-off Date Balance U/W NOI Debt Yield,
b.	Cut-off Date Balance U/W NCF Debt Yield,
c.	Commercial Real Estate Loan Cut-off Balance U/W NOI Debt Yield,
d.	Commercial Real Estate Loan Cut-off Balance U/W NCF Debt Yield,
e.	Commercial Real Estate Loan Cut-off Balance U/W Stabilized NOI Debt Yield,
f.	Commercial Real Estate Loan Cut-off Balance U/W Stabilized NCF Debt Yield,
g.	Committed Balance U/W Stabilized NOI Debt Yield,
h.	Committed Balance U/W Stabilized NCF Debt Yield,
i.	Committed Balance Appraisal Stabilized NOI Debt Yield and
j.	Committed Balance Appraisal Stabilized NCF Debt Yield

characteristics to the nearest 1/10th of one percent.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 19.

Attachment A Page 18 of 19

20.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 20.,

we recalculated the:

i.	Collateral Interest Cut-off Date Balance / Unit ($),
ii.	Commercial Real Estate Loan Balloon Payment / Unit ($) and

iii.	Commercial Real Estate Loan Cut-off Date Commitment / Unit ($)

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the:

a.	Collateral Interest Cut-off Date Balance ($) and
b.	Pari Passu Debt Amount ($)

characteristics, as applicable, both as shown on the Final Data File, to recalculate the “Collateral Interest Cut-off Date Balance / Unit ($)” characteristic.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Cut-off Date Balance / Unit ($),
b.	Commercial Real Estate Loan Balloon Payment / Unit ($) and
c.	Commercial Real Estate Loan Cut-off Date Commitment / Unit ($)

for the Multiple Property Loan as the value for each of the characteristics listed in a. through c. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 20.

21.	Using the:

a.	Prepayment Provision String and
b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Call Protection String (Cut-off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 19 of 19

22.	Using the “Sponsor / Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor / Guarantor” (each, a “Related Group”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristics	Methodology Provided by Benefit Street

• Southeast Multifamily Portfolio	Collateral Interest Initial Funded Amount ($), Collateral Interest Cut-off Date Balance ($), Future Funding Participation Commitment ($), Commercial Real Estate Loan Cut-off Date Commitment ($) and Commercial Real Estate Loan Balloon Payment ($)	The “Collateral Interest Initial Funded Amount ($),” “Collateral Interest Cut off Date Balance ($),” “Future Funding Participation Commitment ($),” “Commercial Real Estate Loan Cut-off Date Commitment ($)” and “Commercial Real Estate Loan Balloon Payment ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Commercial Real Estate Loan Cut-off Date Commitment ($)” allocations for the Underlying Properties that are stated in a client provided schedule

• International Circle Portfolio • Midwest Industrial Portfolio • CVS Portfolio - WI & RI • Olympic Springs Multifamily Portfolio	Collateral Interest Initial Funded Amount ($), Collateral Interest Cut-off Date Balance ($), Future Funding Participation Commitment ($), Commercial Real Estate Loan Cut-off Date Commitment ($) and Commercial Real Estate Loan Balloon Payment ($)	The “Collateral Interest Initial Funded Amount ($),” “Collateral Interest Cut off Date Balance ($),” “Future Funding Participation Commitment ($),” “Commercial Real Estate Loan Cut-off Date Commitment ($)” and “Commercial Real Estate Loan Balloon Payment ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the whole loan original balance allocations for the Underlying Properties that are stated in the applicable Source Document

• Bushwick Evergreen Portfolio • Jacksonville Hotel Portfolio	Collateral Interest Initial Funded Amount ($), Collateral Interest Cut-off Date Balance ($), Future Funding Participation Commitment ($), Commercial Real Estate Loan Cut-off Date Commitment ($) and Commercial Real Estate Loan Balloon Payment ($)	The “Collateral Interest Initial Funded Amount ($),” “Collateral Interest Cut off Date Balance ($),” “Future Funding Participation Commitment ($),” “Commercial Real Estate Loan Cut-off Date Commitment ($)” and “Commercial Real Estate Loan Balloon Payment ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As-Is Appraised Value” for the Underlying Properties that are stated in the applicable Source Document

Exhibit 1 to Attachment A

Notes:

1.	For the Underlying Properties that secure the Multiple Property Loan identified on the Preliminary Data File as “Southeast Multifamily Portfolio,” Benefit Street, on behalf of the Issuer, instructed us that one property will not be acquired prior to the settlement date of the securitization transaction and therefore indicated that a portion of the whole loan with an original balance of “$6,480,000” will not be allocated to any Underlying Property.

2.	Certain capitalized terms in the “Characteristics” and “Methodology Provided by Benefit Street” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)
Property Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Notes 2 and 3)	Appraisal Report
Property Sub-Type (see Note 3)	Appraisal Report
Year Built (see Note 3)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 3)	Appraisal Report, Engineering Report or Phase I Environmental Report
Number of Units (see Note 3)	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Physical Occupancy (see Note 4)	Underwriting Summary or Borrower Rent Roll
Physical Occupancy As Of Date (see Note 5)	Underwriting Summary or Borrower Rent Roll
Hotel Franchise	Franchise Agreement
Hotel Franchise Expiration Date	Franchise Agreement
Ownership Interest (see Note 3)	Final Title Policy or Pro Forma
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Rent Payment	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Rent Increases	Ground Lease or Ground Lease Estoppel

Third Party Information:

Characteristic	Source Document(s)

Appraiser Name	Appraisal Report
As-Is Appraised Value (see Note 6)	Appraisal Report
Date of Appraised Value (see Note 6)	Appraisal Report
Stabilized Appraised Value (see Note 6)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Notes 3 and 6)	Appraisal Report
Engineering Report Date	Engineering Report
Recommended Immediate Repairs	Engineering Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 7)	Phase II Environmental Report
Environmental Insurance (Y/N) (see Note 8)	Certificate of Environmental Insurance
Seismic Report Date (see Note 9)	Seismic Report
Seismic PML % (see Note 9)	Seismic Report
Seismic Insurance Required (Y/N) (see Note 10)	Seismic Report and Certificate of Property Insurance

Major Tenant Information: (see Note 11)

Characteristic	Source Document(s)

Single Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 13)

Characteristic	Source Document(s)
Underwritten EGI ($)	Underwriting Summary
Underwritten Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Reserves ($)	Underwriting Summary
Underwritten NCF ($)	Underwriting Summary
U/W Occupancy	Underwriting Summary
Underwritten Stabilized EGI ($) (see Note 14)	Underwriting Summary
Underwritten Stabilized Expenses ($) (see Note 14)	Underwriting Summary
Underwritten Stabilized NOI ($) (see Note 14)	Underwriting Summary
Underwritten Stabilized Reserves ($) (see Note 14)	Underwriting Summary
Underwritten Stabilized NCF ($) (see Note 14)	Underwriting Summary
U/W Stabilized Occupancy (see Note 14)	Underwriting Summary
Appraisal Stabilized EGI ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized Expenses ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized NOI ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized Reserves ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized NCF ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized Occupancy	Underwriting Summary or Appraisal Report
Third Most Recent Period	Underwriting Summary
Third Most Recent EGI ($)	Underwriting Summary
Third Most Recent Expenses ($)	Underwriting Summary
Third Most Recent NOI ($)	Underwriting Summary
Third Most Recent NCF ($)	Underwriting Summary
Second Most Recent Period	Underwriting Summary
Second Most Recent EGI ($)	Underwriting Summary
Second Most Recent Expenses ($)	Underwriting Summary
Second Most Recent NOI ($)	Underwriting Summary
Second Most Recent NCF ($)	Underwriting Summary

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document
Most Recent Period (see Note 3)	Underwriting Summary

Most Recent EGI ($) (see Note 3)	Underwriting Summary
Most Recent Expenses ($) (see Note 3)	Underwriting Summary
Most Recent NOI ($) (see Note 3)	Underwriting Summary
Most Recent NCF ($) (see Note 3)	Underwriting Summary

Hotel Operating Information: (see Note 15)

Characteristic	Source Document

Underwritten ADR	Underwriting Summary
Underwritten RevPAR	Underwriting Summary
Underwritten Stabilized ADR	Underwriting Summary
Underwritten Stabilized RevPAR	Underwriting Summary
Appraisal Stabilized ADR	Underwriting Summary
Appraisal Stabilized RevPAR	Underwriting Summary
Third Most Recent Occupancy (For Hospitality)	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPAR	Underwriting Summary
Second Most Recent Occupancy (For Hospitality)	Underwriting Summary
Second Most Recent ADR	Underwriting Summary
Second Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy (For Hospitality) (see Note 3)	Underwriting Summary
Most Recent ADR (see Note 3)	Underwriting Summary
Most Recent RevPAR (see Note 3)	Underwriting Summary

Reserve and Escrow Information:

Characteristic	Source Document(s)
Tax Escrow (Cut-off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Tax Escrow (Monthly) ($)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut-off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Insurance Escrow (Monthly) ($)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Cut-off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Replacement Reserve (Monthly) ($)	Settlement Statement or Loan Agreement
Replacement Reserve Note	Loan Agreement
Replacement Reserve Cap	Loan Agreement
TI/LC Reserve (Cut-off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
TI/LC Reserve (Monthly) ($)	Settlement Statement or Loan Agreement
TI/LC Reserve Note	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Other Reserves (Cut-Off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Other Reserves (Monthly) ($)	Settlement Statement or Loan Agreement
Other Reserves Note	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Other Reserve Cap	Loan Agreement
Other Reserves 2 (Cut-Off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Other Reserves 2 (Monthly) ($)	Settlement Statement or Loan Agreement
Other Reserves 2 Note	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Other Reserves 2 Cap	Loan Agreement
Other Reserves 3 (Cut-Off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement or Secondary Financing Documents
Other Reserves 3 (Monthly) ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement or Secondary Financing Documents
Other Reserves 3 Note	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement or Secondary Financing Documents
Other Reserves 3 Cap	Loan Agreement or Secondary Financing Documents

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note or Loan Agreement
Sponsor / Guarantor	Guaranty Agreement or Loan Agreement
Recourse Provisions	Guaranty Agreement or Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Collateral Interest Initial Funded Amount ($)

For all Mortgage Loans:

•              Loan Agreement, Loan Modification Agreement or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

•               Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Participation Commitment ($)

For all Mortgage Loans:

•              Loan Agreement, Loan Modification Agreement or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

•              Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Trigger / Requirement	Loan Agreement
Note Date	Promissory Note or Loan Agreement
First Payment Date (see Notes 3 and 23)	Loan Agreement
Initial Maturity Date (see Notes 3 and 17)	Loan Agreement or Extension Option Execution Agreement
Extension Options (see Note 17)	Loan Agreement or Extension Option Execution Agreement
Extension Options Conditions Description (see Note 17)	Loan Agreement or Extension Option Execution Agreement
First Extension Period (months) (see Note 17)	Loan Agreement or Extension Option Execution Agreement
Second Extension Period (months) (see Note 17)	Loan Agreement or Extension Option Execution Agreement
Third Extension Period (months) (see Note 17)	Loan Agreement or Extension Option Execution Agreement
First Extension Fee (see Note 17)	Loan Agreement or Extension Option Execution Agreement
Second Extension Fee (see Note 17)	Loan Agreement or Extension Option Execution Agreement
Third Extension Fee (see Note 17)	Loan Agreement or Extension Option Execution Agreement
Fully Extended Maturity Date (see Note 17)	Loan Agreement or Extension Option Execution Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Amortization Type	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Amortization Type During Extensions	Loan Agreement
Amortization Type During Extensions Description	Loan Agreement
Loan Type (Fixed / Floating)	Loan Agreement
Gross Margin (see Note 18)	Loan Agreement and Loan Modification Agreement
Margin Step Up / Change Trigger	Loan Agreement
Index Floor	Loan Agreement and Loan Modification Agreement
Index Cap Strike Rate	Interest Rate Cap Agreement or Loan Agreement
Index Cap Strike Rate Step Up / Change	Loan Agreement and Loan Modification Agreement
Index Cap Provider	Interest Rate Cap Agreement
Index Cap Expiration Date	Interest Rate Cap Agreement
Index Rounding Factor	Loan Agreement
Index	Loan Agreement
Index Determination Lookback (in days)	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Prepayment Provision String (see Notes 17 and 19)	Loan Agreement or Extension Option Execution Agreement
Upfront Minimum Interest Period	Loan Agreement
Loan Purpose	Settlement Statement or Asset Summary Report
Lien Position	Title Policy
Recourse (Y / N / Partial)	Guaranty Agreement or Loan Agreement
Lockbox Type (see Note 20)	Loan Agreement or Cash Management Agreement
Lockbox Trigger Event	Loan Agreement or Cash Management Agreement
Cash Management Type (see Note 21)	Loan Agreement or Cash Management Agreement
Current Subordinate Additional Debt (see Note 22)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Current Subordinate Additional Debt Description (see Note 22)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Current Additional Debt (see Note 22)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Current Additional Debt Description ($) (see Note 22)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement, Deed of Trust or Secondary Financing Documents

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	City and
c.	State

characteristics, Benefit Street, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the Mortgaged Property’s base rent (except for the Mortgaged Properties described in the succeeding paragraphs of this Note 2), as shown in the applicable Source Document(s).

For the Mortgaged Properties corresponding to the Mortgage Loans identified on the Preliminary Data File as “DealPoint Merrill Self-Storage - Sacramento” (the “DealPoint Merrill Self-Storage - Sacramento Mortgage Loan”) and “DealPoint Merrill Self-Storage – Southgate” (the “DealPoint Merrill Self-Storage – Southgate Mortgage Loan”), each of which have more than one property type, as shown in the applicable Source Document(s), Benefit Street, on behalf of the Issuer, instructed us to use “Mixed Use” for the “Property Type” characteristic.

For the Mortgaged Property corresponding to the Mortgage Loan identified on the Preliminary Data File as “DealPoint Merrill Self-Storage – Cleveland” the “DealPoint Merrill Self-Storage – Cleveland Mortgage Loan”) which has more than one property type, as shown in the applicable Source Document(s), Benefit Street, on behalf of the Issuer, instructed us to use “Self-Storage” for the “Property Type” characteristic.

3.	For the Mortgage Loans listed in Table A1, Benefit Street, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan / Mortgaged Property	Characteristic	Source Document Value	Provided Value

The Drake Senior Mezzanine Loan	Ownership Interest	<blank>	Equity

Midwest Industrial Portfolio	Initial Maturity Date	<blank>	11/9/2019

Kendall Pointe Retail	Initial Maturity Date	4/9/2019	4/9/2020

Volvo Industrial	Appraisal Anticipated Stabilization Date	12/10/2018	12/10/2020

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

Table A1: (continued)
Mortgage Loan / Mortgaged Property	Characteristic	Source Document Value	Provided Value

Bradenton Self-Storage	Property Type Property Sub-Type Year Built Year Renovated	Land Other 1973 2019	Self-Storage Self-Storage NAP NAP

Bushwick Evergreen Portfolio / 871 Bushwick Avenue	Year Built Number of Units	1912, 1954 223	1954 113

Jacksonville Hotel Portfolio	Most Recent Period Most Recent EGI ($) Most Recent Expenses ($) Most Recent NOI ($) Most Recent NCF ($) Most Recent Occupancy (For Hospitality) Most Recent ADR Most Recent RevPAR	TTM 12/31/2017 8,015,158 5,174,071 2,841,087 2,841,087 85.8% 113.88 97.75	TTM 11/30/2018 7,985,237 5,159,293 2,825,944 2,506,534 83.2% 117.4 97.73

DealPoint Merrill Self-Storage - Southgate	First Payment Date	10/9/2018	11/9/2018

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Benefit Street, on behalf of the Issuer.

4.	For the purpose of comparing the “Physical Occupancy” characteristic for each Mortgage Loan and Underlying Property on the Preliminary Data File with the “Property Type” as “Multifamily,” Benefit Street, on behalf of the Issuer, instructed us to consider units labeled as “non-revenue,” “special use,” “model,” “admin” or “down” in the applicable Source Document(s) as vacant.

5.	For each Mortgage Loan and Underlying Property on the Preliminary Data File with the “Single Tenant (Y/N)” characteristic as “Y,” Benefit Street, on behalf of the Issuer, instructed us to use the monthly payment date, as described in the loan agreement Source Document, in May 2019 for the “Physical Occupancy As Of Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For each Mortgage Loan listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan / Mortgaged Property	Valuation Type	Appraised Value Description	Source Document Appraised Value	Source Document Value as of Date	Appraised Value	Value as of Date

DealPoint Merill Self-Storage - Sacramento	As-Is	Hypothetical Market Value ($3.5mm Work Complete) Market Value As Is	$20,000,000 $16,500,000	10/19/2018 10/19/2018	$20,000,000	10/19/2018

DealPoint Merrill Self-Storage - Southgate	As-Is	Hypothetical Value As-Is Market Value As Is	9,000,000 6,000,000	9/13/2018 9/13/2018	$9,000,000	9/13/2018

Best Western Gateway Grand	As-Is	Hypothetical As If Complete Market Value As Is Market Value	$14,000,000 $13,000,000	11/1/2019 11/1/2018	$14,000,000	11/1/2019

Southeast Multifamily Portfolio / Gracie Square	As-Stabilized	Prospective YR 3 Value Prospective As Stabilized	$31,600,000 $29,000,000	10/18/2021 7/18/2019	$31,600,000	10/18/2021

For each Mortgage Loan listed in Table A2 with “As-Is” in the “Valuation Type” column, Benefit Street, on behalf of the Issuer, instructed us to use the information shown in the “Appraised Value” and “Value as of Date” columns in Table A2 for the “As-Is Appraised Value” and “Date of Appraised Value” characteristics, respectively.

For each Mortgage Loan listed in Table A2 with “As-Stabilized” in the “Valuation Type” column of table A2, Benefit Street, on behalf of the Issuer, instructed us to use the information shown in the “Appraised Value” and “Value as of Date” columns in Table A2 for the “Stabilized Appraised Value” and “Appraisal Anticipated Stabilization Date” characteristics, respectively.

7.	Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Report Date (Phase II)” characteristic only for Mortgaged Properties (if any) that contained a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. For each Mortgaged Property that does not contain a certificate of environmental insurance Source Document in the related loan file, Benefit Street, on behalf of the Issuer, instructed us to use “N” for the “Environmental Insurance (Y/N)” characteristic.

9.	Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the:
a.	Seismic Report Date and
b.	Seismic PML %

characteristics only for Mortgaged Properties (if any) that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “Seismic Insurance Required (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “NAP,” Benefit Street, on behalf of the Issuer, instructed us to use “N” for the “Seismic Insurance Required (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

11.	For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant among the tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

12.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, Benefit Street, on behalf of the Issuer, instructed us to:

i.	Use the last day of the applicable month if the date as shown on the applicable Source Document(s) indicated only the month and year of expiration and
ii.	Use “MTM” for any lease expiration date which is prior to the Reference Date.

Exhibit 2 to Attachment A

Notes: (continued)

13.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Benefit Street, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

14.	For each Mortgage Loan on the Preliminary Data File for which the applicable Source Document(s) did not include underwritten stabilized cash flow information, Benefit Street, on behalf of the Issuer, instructed us to use the:
a.	Underwritten EGI ($),
b.	Underwritten Expenses ($),
c.	Underwritten NOI ($),
d.	Underwritten Reserves ($),
e.	Underwritten NCF ($) and
f.	U/W Occupancy

characteristics for the purpose of comparing the:

i.	Underwritten Stabilized EGI ($),
ii.	Underwritten Stabilized Expenses ($),
iii.	Underwritten Stabilized NOI ($),
iv.	Underwritten Stabilized Reserves ($),
v.	Underwritten Stabilized NCF ($) and
vi.	U/W Stabilized Occupancy

characteristics, respectively.

15.	Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgaged Properties with the “Property Type” characteristic of “Hospitality” on the Preliminary Data File. For each Mortgaged Property for which the “Property Type” characteristic is not “Hospitality” on the Preliminary Data File, the Issuer instructed us to use “NAP” for the “Hotel Operating Information” characteristics.

16.	For the purpose of comparing the:
a.	Tax Escrow (Cut-off Date) ($),
b.	Insurance Escrow (Cut-off Date) ($),
c.	Replacement Reserve (Cut-off Date) ($),
d.	TI/LC Reserve (Cut-off Date) ($),
e.	Other Reserves (Cut-Off Date) ($),
f.	Other Reserves 2 (Cut-Off Date) ($) and
g.	Other Reserves 3 (Cut-Off Date) ($)

characteristics, as applicable, for each Mortgage Loan with a “Note Date” on or after 25 March 2019, as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the corresponding initial escrow deposit amount indicated in the related Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the Mortgage Loans identified on the Preliminary Data File as “Midwest Industrial Portfolio” (the “Midwest Industrial Portfolio Mortgage Loan”) and “Kendall Pointe Retail” (the “Kendall Point Retail Mortgage Loan”), the extension option execution agreement Source Document indicates that the first extension option has been exercised. For the purpose of comparing the:

a.          Initial Maturity Date,

b.          Extension Options,

c.          Extension Options Conditions Description,

d.          First Extension Period (months),

e.          Second Extension Period (months),

f.           Third Extension Period (months),

g.          First Extension Fee,

h.          Second Extension Fee,

i.           Third Extension Fee,

j.           Fully Extended Maturity Date and

k.          Prepayment Provision String

characteristics for the Midwest Industrial Portfolio Mortgage Loan and Kendall Point Retail Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to reflect that the first extension option has been exercised.

18.	For the purpose of comparing the “Gross Margin” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the margin or spread, as applicable and as described in the related Source Document(s), corresponding to an interest rate based on LIBOR, as described in the related Source Document(s).

For the Mortgage Loan identified on the Preliminary Data File as “2626 East” (the “2626 East Mortgage Loan”), the loan agreement Source Document contains the following defined term:

“LIBOR Spread” shall mean three and twenty-five hundredths percent (3.25%); provided, however, upon the occurrence and during the continuance of a Capital Improvement Plan Trigger Period, the LIBOR Spread shall be three and seventy-five hundredths percent (3.75%).

For the 2626 East Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the capital improvement trigger plan, as described in the loan agreement Source Document, did not occur and to use “3.25000%” for the purpose of comparing the “Gross Margin” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

18. (continued)

For the DealPoint Merrill Self-Storage – Southgate Mortgage Loan, the loan agreement Source Document contains the following defined term:

“LIBOR Spread” shall mean (i) prior to the Property achieving a Debt Yield of seven percent (7.0%), five and fifty hundredths percent (5.50%), and (ii) upon the Property achieving a Debt Yield of seven percent (7.0%), four percent (4.0%).

For the DealPoint Merrill Self-Storage – Southgate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the debt yield achievement, as described in the loan agreement Source Document, did not occur and to use “5.50000%” for the purpose of comparing the “Gross Margin” characteristic.

For the Mortgage Loan identified on the Preliminary Data File as “Bushwick Evergreen Portfolio” (the “Bushwick Evergreen Portfolio Mortgage Loan”), the loan agreement Source Document contains the following defined term:

"LIBOR Spread" shall mean four percent (4.0%), as the same may be modified from time to time pursuant to the terms of Section 4.30 (a) and/or 4.31 (a) from time to time.

For the Bushwick Evergreen Portfolio Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the “LIBOR Spread”, as described in the loan agreement Source Document, was not modified and to use “4.00000%” for the purpose of comparing the “Gross Margin” characteristic.

For the Mortgage Loan identified on the Preliminary Data File as “Aspen Place Apartments” (the “Aspen Place Apartments Mortgage Loan”), the loan agreement Source Document contains the following defined term:

“LIBOR Spread” shall mean (i) four and one-half percent (4.5%), (ii) if Borrower fails to complete the Mandatory Renovations, five and one-half percent (5.5%), or (iii) if Borrower fails to enter into a Replacement Interest Rate Cap Agreement in accordance with the requirements of Section 2.8(g), six and one-half percent (6.5%).

For the Aspen Place Apartments Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the “Mandatory Renovations”, as described in the loan agreement Source Document, were not completed and to use “5.50000%” for the purpose of comparing the “Gross Margin” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

18. (continued)

For the Mortgage Loan identified on the Preliminary Data File as “Vernon Tower” (the “Vernon Tower Mortgage Loan”), the loan agreement Source Document contains the following defined term:

“LIBOR Spread” shall mean (i) until the occurrence of the TCO Delivery Date, four and seventy-five hundredths percent (4.75%), and (ii) on the TCO Delivery Date and thereafter, three and seventy-five hundredths percent (3.75%).

For the Vernon Tower Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the “TCO Delivery Date”, as described in the loan agreement Source Document, has occurred and to use “3.75000%” for the purpose of comparing the “Gross Margin” characteristic.

For the DealPoint Merrill Self-Storage – Cleveland Mortgage Loan, the loan agreement Source Document contains the following defined term:

“LIBOR Spread” shall mean (i) prior to the Property achieving a Debt Yield of seven percent (7.0%), six percent (6.0%), and (ii) upon the Property achieving a Debt Yield of seven percent (7.0%), four percent (4.0%).

For the DealPoint Merrill Self-Storage – Cleveland Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the debt yield achievement, as described in the loan agreement Source Document, did not occur and to use “6.00000%” for the purpose of comparing the “Gross Margin” characteristic.

19.	For certain Mortgage Loans, the loan agreement Source Document indicates that payment of an exit fee (the “Exit Fee”) is required in connection with repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us not to consider the Exit Fee as a prepayment penalty.

For certain Mortgage Loans, the loan agreement Source Document indicates that payment of a deferred commitment fee (the “Deferred Commitment Fee”) is required in connection with repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us not to consider the Deferred Commitment Fee as a prepayment penalty.

For certain Mortgage Loans, the loan agreement Source Document indicates that payment of an additional interest fee (the “Additional Interest Fee”) is required in connection with repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us not to consider the Additional Interest Fee as a prepayment penalty.

Exhibit 2 to Attachment A

Notes: (continued)

19. (continued)

For certain Mortgage Loans, the loan agreement Source Document indicates that a minimum interest payment (the “Minimum Interest Payment”) is required in connection with repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Consider any loan payment date on which a Minimum Interest Payment greater than $0.00 will be due as a payment date in the prepayment penalty period,
b.	Consider any loan payment date on which a Minimum Interest Payment less than or equal to $0.00 will be due as a payment date in the open period.

For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us not to include any interest accrued prior to the first full interest accrual period in the determination of the period during which a Minimum Interest Payment will be due.

20.	For the purpose of comparing the “Lockbox Type” characteristic for each Mortgage Loan on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender.
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

21.	For the purpose of comparing the “Cash Management Type” characteristic for each Mortgage Loan on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis.

Exhibit 2 to Attachment A

Notes: (continued)

21. (continued)

b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

22.	For the purpose of comparing the:
a.	Current Subordinate Additional Debt,
b.	Current Subordinate Additional Debt Description,
c.	Current Additional Debt and
d.	Current Additional Debt Description ($)

characteristics for each Mortgage Loan which has additional debt, either:

i.	The loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
ii.	Benefit Street, on behalf of the Issuer, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements, and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement and/or loan modification Source Documents and/or the Secondary Financing Documents provided to us by Benefit Street, on behalf of the Issuer, we could not determine whether there is other existing secondary financing.

For each Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraphs of this Note 22), Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for the:

a.	Current Subordinate Additional Debt,
b.	Current Subordinate Additional Debt Description,
c.	Current Additional Debt and
d.	Current Additional Debt Description ($)

characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

23.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment due date related to the first full interest accrual period, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Benefit Street, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Collateral Interest
Closing Status
Property Flag
Property Name
# of Properties
Collateral Interest Type
Future Funding Participation Cut-off Date Balance ($)
Pari Passu Debt Amount ($)
Additional Financing Permitted in Future (Y/N)
Cross-collateralized (Y/N)
Control
Related Securitization(s)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.